Condensed Financial Information of the Parent Company	12 Months Ended
Mar. 31, 2020
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 20 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in the PRC, all of the Company’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into USD.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

CHINA SXT PHARMACEUTICALS, INC.

PARENT COMPANY BALANCE SHEETS (IN U.S. DOLLARS)

(Unaudited)

	As of March 31,
	2020	2019
ASSETS
Current Assets
Cash and cash equivalents	$6,988	$3,544,162
Advance to suppliers	-	106,500
Loan receivable and accrued interest	1,567,500	-
Deferred cost	50,000	-
Amounts due from related parties	13,820,530	5,668,256
Prepayments, receivables and other current assets	230,266	133,400
Total Current Assets	15,675,284	9,452,318

Construction in progress	180,000	-
Deferred tax assets, net	1,282	1,282
Total Non-current Assets	181,282	1,282
TOTAL ASSETS	$15,856,566	$9,453,600

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Short-term convertible note	6,643,463	-
Amounts due to related parties	1,530,450	1,530,450
Accrued expenses and other liabilities	134,308	-
Total Current Liabilities	8,308,221	1,530,450
TOTAL LIABILITIES	8,308,221	1,530,450

COMMITMENTS AND CONTINGENCIES	-	-

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value, unlimited shares authorized, 38,667,707 shares issued and 34,667,707 shares outstanding as of March 31, 2020; 22,706,701 shares issued and outstanding as of March 31, 2019)	34,667	22,706
Additional paid-in capital	17,161,346	7,950,782
Retained earnings/(Deficits)	(9,647,668)	(50,338)
Total Shareholders’ Equity	7,548,345	7,923,150
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$15,856,566	$9,453,600

CHINA SXT PHARMACEUTICALS, INC.

CONSOLIDATED STATEMENTS OF INCOME/(Loss) AND COMPREHENSIVE INCOME/(Loss)
(IN U.S. DOLLARS, EXCEPT SHARES DATA)

(Unaudited)

	For the years ended March 31,
	2020	2019	2018

Operating expenses:
General and administrative	(614,495)	(50,338)	-
Total operating expenses	(614,495)	(50,338)	-

Operating Income (Loss)	(614,495)	(50,338)	-

Other income (expenses):
Interest income(expense), net	(3,354,301)	-	-
Loss on debt extinguishment	(5,625,916)	-	-
Other income (expenses), net	(2,618)	-	-
Total other income (expenses), net	(8,982,835)	-	-

Income (Loss) before income taxes	(9,597,330)	(50,338)	-
Income tax recovery (provision)	-	-	-

Net income (loss)	(9,597,330)	(50,338)	-
Comprehensive income (loss)	(9,597,330)	(50,338)	-

Earnings per ordinary share
Basic and diluted	$(0.388)	$(0.002)	$-
Weighted average number of ordinary shares outstanding
Basic and diluted	24,728,655	20,568,630	20,000,000

CHINA SXT PHARMACEUTICALS, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

(IN U.S. DOLLARS)

(Unaudited)

	For the years ended March 31,
	2020	2019	2018
Cash Flows from Operating Activities:
Net income (loss) from operations	$(9,597,330)	$(50,338)	$-
Adjustments to reconcile net income to net cash provided by operating activities:
Interest accrued on loan receivable	(67,500)	-	-
Convertible note - Accretion of financing cost	3,421,910	-	-
Convertible note - Extinguishment Loss	5,625,916	-	-

Changes in operating assets and liabilities:
Advance to suppliers	106,500	(106,500)	-
Prepayments, receivables and other assets	(96,866)	(133,400)	-
Accrued expenses and other current liabilities	190,870	-	-
Net cash provided by (used in) operating activities	(416,500)	(290,238)	-

Cash Flows from Investing Activities:
Construction in process	(180,000)	-	-
Loan receivable	(1,500,000)	-	-
Net cash provided by (used in) investing activities	(1,680,000)	-	-

Cash Flows from Financing Activities:
Amounts due from related parties	(8,152,274)	(4,186,544)	-
Amounts due to related parties	-	1,530,450	-
Proceeds from original convertible note	10,000,000	-	-
Payment of original convertible note issuance cost	(1,641,050)	-	-
Repayment of original convertible notes	(1,157,376)	-	-
Payment of the forbearance cost of original convertible note	(439,974)	-	-
Deferred financing costs	(50,000)
Net proceeds from initial public offering	-	6,490,494	-
Net cash provided by (used in) financing activities	(1,440,674)	3,834,400	-

Net increase in cash, cash equivalents and restricted cash	(3,537,174)	3,544,162	-
Cash, cash equivalents and restricted cash at the beginning of year	3,544,162	-	-
Cash, cash equivalents and restricted cash at the end of year	$6,988	$3,544,162	$-

(a) Basis of presentation

The financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their income (loss) as “Equity earnings (losses) of subsidiaries” in the statements of comprehensive income (loss).

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations. The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (notes 19).